Basis of preparation and material accounting policies - Summary of useful lives of property plant and equipment (Detail)	12 Months Ended
Dec. 31, 2025
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives of the assets	50 years
Machinery and installations [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives of the assets	10 years
Equipment and furniture [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives of the assets	10 years
Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives of the assets	5 years
Computer equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives of the assets	3 years